Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 1,166	$ (26,733)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	320	541
Non-cash share-based compensation expense	973	1,376
Loss on disposal of property and equipment		71
Gain on sale of Freeline Therapeutics GmbH	(20,279)
Changes in components of operating assets and liabilities
Prepaids and other current assets	(2,198)	(1,635)
Other non-current assets		(308)
Operating lease right of use assets	711	2,418
Accounts payable	2,091	4,194
Accrued expenses and other current liabilities	(423)	(6,413)
Operating lease liabilities, net	(802)	(95)
Net cash used in operating activities	(18,441)	(26,584)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(392)	(526)
Proceeds from the sale of Freeline Therapeutics GmbH, net of cash transferred with sale of $1,015	24,203
Net cash provided by (used in) investing activities	23,811	(526)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of ordinary shares		25,245
Net cash provided by financing activities		25,245
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1,136	(2,718)
Net increase (decrease) in cash, cash equivalents and restricted cash	6,506	(4,583)
Cash, cash equivalents and restricted cash
Beginning of period	48,909	119,063	$ 119,063
End of period	55,415	114,480	48,909
SUPPLEMENTAL DISCLOSURE OF NON-CASH FLOW INFORMATION:
Commitment shares issued to Lincoln Park Capital Fund, LLC		963
Property and equipment unpaid and accrued	50
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	55,415	113,098	47,279
Long-term restricted cash		1,382
Total cash, cash equivalents and restricted cash	$ 55,415	$ 114,480	$ 48,909